Vessel in Operation - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Aug. 03, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Payment for property plant and equipment		$ 1,733	$ 3,348	$ 3,503
Vessel write down, amount			10,500
Property, plant and equipment, net	$ 279	194	279
Navigator Aries [Member]
Property, Plant and Equipment [Line Items]
Vessel write down, amount	10,500
Insurance recoverable deductible amount			100
Repair costs incurred on vessel		10,000
Insurance recovered on vessel	$ 9,900	9,400	$ 9,900
Hull & Machinery Insurance [Member] | Navigator Aries [Member]
Property, Plant and Equipment [Line Items]
Insurance recoverable deductible amount		$ 500
Navigator Mariner L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Sale of navigator mariner					$ 32,600
Gas Carrier [Member]
Property, Plant and Equipment [Line Items]
Semi-refrigerated and fully refrigerated handysized liquefied gas carriers, acquired | Vessel		2	4
Payment for property plant and equipment		$ 243,800	$ 187,700
Gas Carrier [Member] | Ethylene Carrier [Member]
Property, Plant and Equipment [Line Items]
Semi-refrigerated and fully refrigerated handysized liquefied gas carriers, acquired | Vessel		2
Payment for property plant and equipment		$ 40,600	$ 46,100
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		$ 1,322,100